Prepayments and Other Assets (Details) - Schedule of Allowance for Credit Losses - Prepayments and other current assets [Member] - USD ($)	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
Schedule of Allowance for Credit Losses [Line Items]
Balance as of beginning		$ 103,632
Provision	537	10,699
Recovery		(98,150)
Written off	(537)	(10,699)
Foreign exchange translation effect		(5,482)
Ending balance